Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations	12 Months Ended
Dec. 28, 2014
Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations
Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations

9. Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations

Defined Benefit Retirement Plan

        The Company has a funded noncontributory qualified defined benefit retirement plan (the "Single-Employer Plan") that, prior to June 1, 2008, covered substantially all full-time employees following a vesting period of five years of service (the "Pension Participants") and provided defined benefits based on years of service and final average salary. The Predecessor froze the accruing of future benefits for the Pension Participants (the "Frozen Pension Participants") effective June 1, 2008, with the exception of approximately 450 hourly paid employees in the Company's distribution and transportation operations who remain eligible for pension benefits under the prior terms (the "Active Pension Participants"). No new employees are eligible for participation in the Single Employer Plan after June 1, 2008, with the exception of new hires in the Company's eligible distribution and transportation operations. Frozen Pension Participants will continue to accrue service for vesting purposes only and future payments from the Single-Employer Plan will be in accordance with the Single-Employer Plan's retirement payment provisions. The Company funds the Single-Employer Plan with annual contributions as required by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). The Company uses a measurement date of December 31 for the Single-Employer Plan. Recently, the Society of Actuaries released revised mortality tables, which update life expectancy assumptions. In consideration of these tables, the Company modified the mortality assumptions used in determining its defined benefit retirement plan obligation as of December 28, 2014. The impact of these new mortality assumptions has resulted in an increase to the Company's defined benefit retirement plan obligation and an increase in future related expense.

        As of December 28, 2014, the funded status of the accumulated benefit obligation was 63.6%. The Company expects to fund a minimum required contribution of $7.3 million during fiscal year 2015.

        The following tables set forth the changes in benefit obligation and plan assets of this plan for the periods below (in thousands):

	Fiscal Year 2014	Fiscal Year 2013
Change in Benefit Obligation
Benefit obligation, beginning of period	$(165,796)	$(183,874)
Service cost	(1,099)	(1,311)
Interest cost	(8,480)	(7,973)
Actuarial (loss) gain	(43,059)	23,615
Benefits paid	4,218	3,747

Benefit obligation, end of period	$(214,216)	$(165,796)

	Fiscal Year 2014	Fiscal Year 2013
Change in Plan Assets
Fair value of plan assets, beginning of period	$123,039	$101,660
Actual return of plan assets, net of expenses	4,302	17,423
Employer contribution	10,760	7,703
Benefits paid	(4,218)	(3,747)

Fair value of plan assets, end of period	133,883	123,039

Funded status	(80,333)	(42,757)

Net amount recognized	$(80,333)	$(42,757)

        Amounts before income tax effect recognized in the consolidated balance sheets consist of the following (in thousands):

	December 28, 2014	December 29, 2013
Postretirement and postemployment benefits	$(80,333)	$(42,757)

Net amount recognized	$(80,333)	$(42,757)

        Amounts before income tax effect recognized in accumulated other comprehensive income consist of the following (in thousands):

	December 28, 2014	December 29, 2013
Net actuarial (loss) gain	$(5,654)	$42,909

Accumulated other comprehensive (loss) income	$(5,654)	$42,909

        During 2015, no accumulated other comprehensive income is expected to be recognized as a component of net periodic benefit cost.

        The following table shows the projected benefit obligation, the accumulated benefit obligation and the plan assets, in dollar amounts and as a percentage of the projected benefit obligation and the accumulated benefit obligation, respectively, as of each fiscal year-end (dollar amounts in thousands):

	December 28, 2014	December 29, 2013
Projected benefit obligation	$214,216	$165,796
Accumulated benefit obligation	210,556	162,940
Fair value of plan assets	133,883	123,039
Fair value of plan assets as a percentage of the projected benefit obligation	62.5%	74.2%
Fair value of plan assets as a percentage of the accumulated benefit obligation	63.6	75.5

        The components included in the net periodic benefit cost and the increase in minimum liability included in other comprehensive (loss) income for the periods indicated are as follows (in thousands):

	Fiscal Year 2014	Fiscal Year 2013	November 15 Through December 30, 2012	January 2 Through November 14, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Service cost component	$1,099	$1,311	$175	$864
Interest cost component	8,480	7,973	989	6,842
Expected return on plan assets	(9,105)	(7,523)	(919)	(5,947)
Amortization of net actuarial (gain) loss	(699)	—	—	1,106

Net periodic benefit cost	$(225)	$1,761	$245	$2,865

        As a result of the Predecessor Company freezing plan benefits for substantially all of the Pension Participants effective June 1, 2008, the amortization of the unrecognized net actuarial loss (in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets) has been amortized on a straight-line basis over the expected average future lifetime of inactive participants expected to benefit under the plan.

        The weighted-average assumptions used to determine benefit obligations for this plan at fiscal year-end were as follows:

	December 28, 2014	December 29, 2013
Discount rate	4.25%	5.15%
Rate of compensation increase	2.50	2.50

        The Company determines the discount rate assumption based on the internal rate of return for a portfolio of high quality bonds, with a minimum rating of Moody's AA Corporate and with maturities that are consistent with the projected future cash flow obligations.

        The weighted-average assumptions used to determine net periodic benefit cost for each of the periods indicated were as follows:

	Fiscal Year 2014	Fiscal Year 2013	November 15 Through December 30, 2012	January 2 Through November 14, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Discount rate	5.15%	4.30%	4.10%	5.25%
Expected long-term return on plan assets	7.25	7.30	7.50	7.50
Rate of compensation increase	2.50	2.50	2.50	2.50

        The Company determines the expected long-term rate of return on plan assets based on an allocation approach that considers diversification and rebalancing for a portfolio of assets invested over a long-term time horizon. The approach relies on the historical returns of the plan's portfolio and relationships between equities and fixed income investments, consistent with the widely accepted capital market principle that a diversified portfolio with a larger allocation to equity investments can generate a greater return over the long run.

        Plan assets are managed by outside investment managers and rebalanced among managers periodically at the Company's direction to realign assets to the target allocation. The managers allocate assets to individual investments within guidelines specified by the Company. The Company's strategy with respect to the plan asset investments has been to allocate a larger proportion to equities to achieve returns that sufficiently grow assets to cover the benefit obligations within acceptable risk parameters.

        The plan asset allocation at the end of 2014 and 2013, and target allocation for 2015, in percentages, by asset category are as follows:

	Target Allocation 2015	December 28, 2014	December 29, 2013
Equity securities	60%	60%	64%
Debt securities	37	26	31
Cash and cash equivalents	3	14	5

Total	100%	100%	100%

        The following table summarizes plan assets measured at fair value on December 28, 2014 and December 29, 2013, respectively (in thousands):

December 28, 2014	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset category
Equity securities(1)	$79,995	$61,929	$18,066	$—
Debt securities(2)	35,467	17,527	17,495	445
Cash and cash equivalents(3)	18,421	18,271	150	—

Total	$133,883	$97,727	$35,711	$445

December 29, 2013	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset category
Equity securities(1)	$78,773	$57,423	$21,350	$—
Debt securities(2)	37,786	22,233	15,060	493
Cash and cash equivalents(3)	6,480	6,480	—	—

Total	$123,039	$86,136	$36,410	$493

(1)

Equity securities include U.S. and foreign exchange traded common and preferred stocks and mutual funds. Common and preferred shares issued by U.S. and non-U.S. corporations are traded actively on exchanges and price quotes for these shares are readily available. Holdings of corporate stock are categorized as Level 1 investments. The securities categorized as Level 2 investments are American Depository Receipts. While these securities are traded in an active market, the trustee uses several observable market based inputs, such as exchange rates, to obtain the pricing of the securities.

(2)

Debt securities include the debt of the U.S. Treasury and U.S. and foreign corporate issuers. U.S. Treasury notes and bonds are actively traded and price quotes for these securities are readily available. Holdings of U.S. Treasury notes and bonds are categorized as Level 1 investments. Corporate bond securities of U.S. and foreign corporate issuers are valued by independent pricing sources using a variety of market sources and observed market movements. Holdings of U.S. and foreign corporate issuers debt securities are categorized as Level 2 investments. Infrequently traded corporate bonds and asset-backed securities, requiring valuation using observable as well as unobservable inputs, such as the estimation of the market manager for the security, are categorized as Level 3 investments.

(3)

Cash and cash equivalents include short-term U.S. government investment notes, short-term money market mutual funds, accrued income, cash held on account and a certificate of deposit. Cash held on account and short-term U.S. government investment notes (including accrued income thereon) for which there is an active market and daily pricing for the security are categorized as Level 1 investments. The certificate of deposit, which is not traded in the secondary market, is categorized as Level 2 investment.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Ending balance at December 30, 2013	$493
Actual return on plan assets:
Assets held at end of year	(16)
Assets sold during the year	—
Purchases, sales and settlements	(32)
Transfers in and/or out of Level 3	—

Ending balance at December 28, 2014	$445

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Ending balance at December 30, 2012	$517
Actual return on plan assets:
Assets held at end of year	(12)
Assets sold during the year	—
Purchases, sales and settlements	(12)
Transfers in and/or out of Level 3	—

Ending balance at December 29, 2013	$493

        The Company seeks to maximize medium- to long-term returns of overall pension plan assets with reasonable levels of investment risk. One element of controlling overall investment risk is through diversification of asset allocation, among domestic and international equity and debt instruments. The plan's equity investments include foreign and domestic exchange traded equities across a range of industries and countries, but primarily in the domestic markets. The plan's debt securities are primarily invested in government and corporate issuers primarily in the domestic market.

        The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (in thousands):

2015	$5,373
2016	5,750
2017	6,076
2018	6,431
2019	6,948
2020 - 2024	41,621

Multi-employer Pension Plan

        The Company participates in and contributes to a multi-employer pension plan on behalf of union employees in its Cash & Carry operations. At December 28, 2014 and December 29, 2013, there were approximately 172 and 165 union employees covered under this plan, respectively. The Company's employer contributions and corresponding pension expense for this plan were $1.3 million, $1.2 million, $0.2 million and $1.0 million for the years ended December 28, 2014 and December 29, 2013, the period November 15, 2012 through December 30, 2012 and the period January 2, 2012 through November 14, 2012, respectively.

        The multi-employer plan is the Western Conference of Teamsters Pension Plan (the "Teamsters Plan"), which was established pursuant to the Western Conference of Teamsters Pension Agreement and Declaration of Trust dated April 26, 1955 ("Trust Agreement"). The Teamsters Plan (EIN 91-6145047; Plan Number 001) provides and maintains retirement, death and termination benefits for employees in collective bargaining units represented by local unions affiliated with the Western Conference of Teamsters. The Teamsters Plan is subject to the provisions of ERISA, as amended.

        The Trust Agreement provides that the trustees of the Teamsters Plan shall establish and adjust the levels of prospective plan benefits so that employer contributions received by the Teamsters Plan will always meet the minimum funding standards of Section 302 of ERISA and Section 412 of the Internal Revenue Code of 1986. The trustees have established a funding policy that specifies funding targets that may result in more rapid funding than prescribed by the minimum funding standards and that provides for benefit adjustments based on specified funding targets. The Teamsters Plan's actuary has advised the Company that the minimum funding requirements of ERISA are being met as of January 1, 2014 (based on the most recent information available).

        As of January 1, 2014, the Teamsters Plan actuarial present value of accumulated plan benefits was $39,116.0 million and the actuarial value of assets for funding the standard account was $35,478.6 million, resulting in a funded percentage of 90.7%. The Teamsters Plan covered approximately 546,000 participants as of December 31, 2013. Approximately 1,520 employers participate in the Teamsters Plan and total employer contributions for the plan year ended December 31, 2013, aggregated $1,431.1 million.

Defined Contribution Plan

        The Company offers all qualified employees the opportunity to participate in a defined contribution plan, which is qualified under the requirements of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Smart & Final 401(k) Savings Plan (the "S&F Savings Plan") covers all of the Company's employees who have completed at least three months of service. The Company automatically enrolls newly eligible employees into the S&F Savings Plan at 3% of their eligible compensation unless they choose to opt out of such enrollment. The S&F Savings Plan allowed participants to contribute up to 100% of their eligible compensation, not exceeding $17,500 and $17,000 for participants under the age of 50 or $23,000 and $22,500 for employees at the age of 50 or over for 2014 and 2013, respectively. For Frozen Pension Participants, the Company matched 50% of each dollar contributed up to 6% of the participant's eligible compensation during 2014 and 2013. For Active Pension Participants, the Company matched 33% of each dollar contributed up to 6% of the participant's eligible compensation during 2014 and 2013. Contributions made to the S&F Savings Plan were $4.4 million, $3.9 million, $0.4 million and $3.2 million for the years ended December 28, 2014 and December 29, 2013, the period November 15, 2012 through December 30, 2012, and the period January 2, 2012 through November 14, 2012, respectively.

Deferred Compensation Plan

        The Company maintains a contributory, nonqualified deferred compensation plan which, for each year, permits key employees and members of our board of directors to elect to defer up to 100% of their compensation for such year until retirement. The retirement benefit to be provided under the plan is a function of the participant's deferred compensation and earnings thereupon. The plan is designed to primarily fund the retirement benefit liability through maintenance of certain investments, including participant cash deferrals. The liability to the deferred compensation plan participants was $21.4 million and $22.4 million at December 28, 2014 and December 29, 2013, respectively, and is included in "Other long-term liabilities" in the Company's consolidated balance sheets. The Company has certain investments, including corporate-owned life insurance policies, which had a market value that offset the participant liabilities at each of these measurement dates.

Supplemental Executive Retirement Plan

        The Company maintains a noncontributory, nonqualified supplemental executive retirement plan (the "SERP"), which provides supplemental income payments for certain current and former corporate officers in retirement. The SERP contains provisions that provide for an acceleration of vesting in the event of a change in control. As a result of the Apollo Acquisition, all SERP participants employed by the Predecessor Company, except for one participant, became fully vested in their respective retirement benefits as of May 31, 2007. No new participants were added after this date, and service and compensation accruals were frozen effective June 1, 2008. Accordingly, the retirement benefit for plan participants who remained employed by the Company was frozen, and future service or compensation increases will not adjust the SERP benefit amount. Recently, the Society of Actuaries released revised mortality tables, which update life expectancy assumptions. In consideration of these tables, the Company modified the mortality assumptions used in determining its SERP obligation as of December 28, 2014. The impact of these new mortality assumptions has resulted in an increase to the Company's SERP obligation and an increase in future related expense.

        The liability to SERP participants was $33.1 million and $29.9 million at December 28, 2014 and December 29, 2013, respectively, and is included in "Post-retirement and post-employment benefits" in the Company's consolidated balance sheets. The Company uses a measurement date of December 31 for the SERP. To provide partial funding for the SERP, the Company invests in corporate-owned life insurance policies. The cash surrender value of these policies was $19.7 million and $19.3 million at December 28, 2014 and December 29, 2013, respectively, and is included in "Other assets" in the Company's consolidated balance sheets.

        The following tables set forth the changes in benefit obligation and plan assets for each of the periods indicated (in thousands):

	Fiscal Year 2014	Fiscal Year 2013
Benefit obligation, beginning of period	$(29,943)	$(33,201)
Interest cost	(1,200)	(992)
Actuarial (loss) gain	(3,906)	2,346
Benefits paid	1,904	1,904

Benefit obligation, end of period	(33,145)	(29,943)

Employer contribution	1,904	1,904
Benefits paid	(1,904)	(1,904)

Fair value of plan assets, end of period	—	—

Funded status	(33,145)	(29,943)
Unrecognized net actuarial loss (gain)	1,075	(2,831)

Accrued benefit cost	$(32,070)	$(32,774)

        Amounts before income tax effect recognized in the consolidated balance sheets consist of the following (in thousands):

	December 28, 2014	December 29, 2013
Other accrued liabilities	$(1,905)	$(1,905)
Postretirement and postemployment benefits	(31,240)	(28,038)

Net amount recognized	$(33,145)	$(29,943)

        Amounts before income tax effect recognized in accumulated other comprehensive (loss) income consist of the following (in thousands):

	December 28, 2014	December 29, 2013
Net actuarial (loss) gain	$(1,075)	$2,831

Accumulated other comprehensive (loss) income	$(1,075)	$2,831

        During 2015, no accumulated other comprehensive income is expected to be recognized as a component of net periodic benefit cost.

        The projected benefit obligation for this plan was $33.1million and $29.9 million at December 28, 2014 and December 29, 2013, respectively.

        The components included in the net periodic benefit cost for each of the periods indicated are as follows (in thousands):

	Fiscal Year 2014	Fiscal Year 2013	November 15 Through December 30, 2012	January 2 Through November 14, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Interest cost component	$1,200	$992	$121	$1,001
Amortization of actuarial losses	—	—	—	409

Net periodic benefit cost	$1,200	$992	$121	$1,410

        The weighted-average assumptions used to determine benefit obligations at the fiscal year ends indicated are as follows:

	December 28, 2014	December 29, 2013
Discount rate	3.42%	4.14%
Rate of compensation increase	N/A	N/A

        The weighted-average assumptions used to determine net periodic benefit cost for each of the periods indicated are as follows:

	Fiscal Year 2014	Fiscal Year 2013	November 15 Through December 30, 2012	January 2 Through November 14, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Discount rate	4.14%	3.17%	3.02%	3.85%
Rate of compensation increase	N/A	N/A	N/A	N/A

        The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (in thousands):

Fiscal Year:
2015	$1,904
2016	1,920
2017	1,920
2018	1,993
2019	1,993
2020 - 2024	12,392

Postretirement and Postemployment Benefit Obligations

        The Company provides health care benefits for certain retired employees. Prior to June 1, 2008, substantially all full-time employees could become eligible for those benefits if they reached retirement age while still working for the Company. The Company froze the accruing of benefits for eligible participants effective June 1, 2008. Participants who were eligible for a retiree medical benefit and retired prior to June 1, 2009 continued to be eligible for retiree medical coverage. The Company retains the right to make further amendments to the benefit formula and eligibility requirements. This postretirement health care plan is contributory with participants' contributions adjusted annually. The plan limits benefits to the lesser of the actual cost for the medical coverage selected or a defined dollar benefit based on years of service, applicable to current retirees. The Company uses a measurement date of December 31 for this health care plan. Recently, the Society of Actuaries released revised mortality tables, which update life expectancy assumptions. In consideration of these tables, the Company modified the mortality assumptions used in determining its postretirement health care plan obligation as of December 28, 2014. The impact of these new mortality assumptions has resulted in an increase to the Company's postretirement health care plan obligation and an increase in future related expense.

        The reconciliation of benefit obligation and plan assets for 2014 and 2013 are aggregated as follows (in thousands):

	Fiscal Year 2014	Fiscal Year 2013
Change in Benefit Obligation
Benefit obligation, beginning of period	$(13,854)	$(15,397)
Service cost	(314)	(334)
Interest cost	(652)	(597)
Plan participants' contributions	(419)	(377)
Actuarial (loss) gain	(1,690)	1,710
Benefits paid	1,105	1,141

Benefit obligation, end of period	(15,824)	(13,854)

Change in Plan Assets
Employer contribution	686	764
Plan participants' contributions	419	377
Benefits paid	(1,105)	(1,141)

Fair value of plan assets, end of period	—	—

Funded status	(15,824)	(13,854)

Net amount recognized	$(15,824)	$(13,854)

        Amounts before income tax effect recognized in the consolidated balance sheets consist of the following (in thousands):

	December 28, 2014	December 29, 2013
Other accrued liabilities	$(823)	$(905)
Postretirement and postemployment benefits	(15,001)	(12,949)

Net amount recognized	$(15,824)	$(13,854)

        Amounts before income tax effect recognized in accumulated other comprehensive (loss) income consist of the following (in thousands):

	December 28, 2014	December 29, 2013
Net actuarial gain	$123	$1,878

Accumulated other comprehensive income	$123	$1,878

        During 2015, no accumulated other comprehensive income is expected to be recognized as a component of net periodic benefit cost.

        The components included in the postretirement benefit cost for each of the periods indicated are as follows (in thousands):

	Fiscal Year 2014	Fiscal Year 2013	November 15 Through December 30, 2012	January 2 Through November 14, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Service cost component	$314	$334	$44	$229
Interest cost component	652	597	77	587
Prior service credit	—	—	—	(36)
Amortization of net actuarial gain	(65)	—	—	—

Net periodic benefit cost	$901	$931	$121	$780

        The weighted-average discount rate used to determine benefit obligations for this plan was 4.10% and 4.80% for the years ended December 28, 2014 and December 29, 2013, respectively.

        The weighted-average discount rate used to determine net periodic benefit cost was 4.80%, 4.00%, 3.90% and 5.05% for the years ended December 28, 2014 and December 29, 2013, the period November 15, 2012 through December 30, 2012, and the period January 2, 2012 through November 14, 2012, respectively.

        For measurement purposes, the Company used the following assumptions in regard to health care cost trends:

	2014	2013	2012
Health care cost trend rate assumed for next year	8.00%	8.50%	9.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2020	2020	2020

        The annual rate of health care cost of covered claims is assumed to decrease by 0.5% per year until an ultimate trend rate of 5.00% is reached in 2020 and to remain at that level thereafter.

        The Company offers a defined dollar benefit plan providing a maximum fixed dollar amount of coverage that does not increase with medical inflation. A one-percentage-point change in the assumed health care cost trend rates would have the following effects (in thousands):

	1-Percentage Point Increase	1-Percentage Point Decrease
Effect on total service and interest cost components of net periodic expense	$5	$(7)
Effect on accumulated postretirement benefit obligation	$79	$(107)

        The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (in thousands):

Fiscal Year:
2015	$784
2016	802
2017	832
2018	876
2019	917
2020 - 2024	4,893